Average Annual Total Returns - VictoryShares International Volatility Wtd ETF	VictoryShares International Volatility Wtd ETF 1 Year	VictoryShares International Volatility Wtd ETF 5 Years	VictoryShares International Volatility Wtd ETF Life of Fund		VictoryShares International Volatility Wtd ETF After Taxes on Distributions 1 Year	VictoryShares International Volatility Wtd ETF After Taxes on Distributions 5 Years	VictoryShares International Volatility Wtd ETF After Taxes on Distributions Life of Fund		VictoryShares International Volatility Wtd ETF After Taxes on Distributions and Sale of Fund Shares 1 Year	VictoryShares International Volatility Wtd ETF After Taxes on Distributions and Sale of Fund Shares 5 Years	VictoryShares International Volatility Wtd ETF After Taxes on Distributions and Sale of Fund Shares Life of Fund		MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes.) 1 Year	MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes.) 5 Years	MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes.) Life of Fund	Nasdaq Victory International 500 Volatility Weighted Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes.) 1 Year	Nasdaq Victory International 500 Volatility Weighted Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes.) 5 Years	Nasdaq Victory International 500 Volatility Weighted Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes.) Life of Fund
Total	6.09%	6.81%	5.65%	[1]	5.66%	6.31%	5.18%	[1]	3.95%	5.36%	4.45%	[1]	7.82%	7.45%	5.97%	6.45%	7.16%	7.97%

[1]	Inception date is August 20, 2015.